Summary Of Significant Accounting Policies (Schedule Of Accumulated Other Comprehensive (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Foreign currency translation, net of income taxes when applicable	$ (12,311)	$ 27,923
Early-retiree medical plan adjustments, net of income taxes	14,384	13,190
Fair market value of derivatives, net of income taxes	(40,250)	(68,889)
Accumulated other comprehensive income (loss), net of tax, total	$ (38,177)	$ (27,776)